Additional Financial Information (Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Financial Information [Abstract]
Advertising expense	$ 2,910	$ 3,135	$ 2,982
Interest expense incurred	3,707	3,697	3,766
Capitalized interest	(263)	(162)	(772)
Total interest expense	$ 3,444	$ 3,535	$ 2,994